UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Class A ordinary shares	Class A preference shares	Class B ordinary shares	Ordinary shares	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Accumulated deficit and statutory reserve	Non-controlling interests	Total
Balance at Dec. 31, 2020				$ 22	$ 412,364	$ (21,604)	$ (4,598)	$ (324,351)	$ (1,983)	$ 59,850
Balance, shares at Dec. 31, 2020	430,127,692		99
Acquisition of Loto Interactive					(981)				17,632	16,651
Net loss								(13,140)	(873)	(14,013)
Foreign currency translation gain (loss)							870		(6)	864
Share of other comprehensive income of an equity method investee							631			631
Reclassification into loss from equity method investments							131			131
Issuance of ordinary shares for private placement				4	30,920					30,924
Issuance of ordinary shares for private placement, shares	85,572,963	65,000
Issuance of ordinary shares for asset acquisition				3	94,825					94,828
Issuance of ordinary shares for asset acquisition, shares	56,236,295
Issuance of ordinary shares from exercise of share-based awards				2	2,494					$ 2,496
Issuance of ordinary shares from exercise of share-based awards, shares	32,393,290									3,508,990
Share-based compensation					62					$ 62
Balance at Jun. 30, 2021				31	539,684	(21,604)	(2,966)	(337,491)	14,770	192,424
Balance, shares at Jun. 30, 2021	604,330,240	65,000	99
Balance at Dec. 31, 2020				22	412,364	(21,604)	(4,598)	(324,351)	(1,983)	59,850
Balance, shares at Dec. 31, 2020	430,127,692		99
Balance at Dec. 31, 2021				36	590,567	(21,604)	(2,355)	(384,867)	25,373	207,150
Balance, shares at Dec. 31, 2021	710,078,070	65,000	99
Net loss								(24,036)	(2,955)	(26,991)
Foreign currency translation gain (loss)							(801)		(101)	(902)
Issuance of Class A ordinary shares and pre-funded warrants in private placement, net of issuance costs				6	14,473					14,479
Issuance of Class A ordinary shares and pre-funded warrants in private placement, net of issuance costs, shares	112,000,000
Issuance of ordinary shares for asset acquisition				1	3,415					$ 3,416
Issuance of ordinary shares for asset acquisition, shares	16,038,930
Issuance of ordinary shares from exercise of share-based awards, shares										15,752,320
Purchase of non-controlling interests					(1,096)				(16,689)	$ (17,785)
Share-based compensation				1	4,473					4,474
Share-based compensation, shares	15,752,320
Balance at Jun. 30, 2022				$ 44	$ 611,832	$ (21,604)	$ (3,156)	$ (408,903)	$ 5,628	$ 183,841
Balance, shares at Jun. 30, 2022	853,869,320	65,000	99